REVENUE - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) revenueStream	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disaggregation of Revenue [Line Items]
Revenue From Contracts With Customer, Number Of Revenue Streams | revenueStream	2
Total revenue from fees, net	$ 772,814	$ 685,414	$ 445,866
Performance obligations satisfied in the previous year	3,600	3,800	1,200
Network AI Fees
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	696,000	599,000	387,100
Financial Service
Disaggregation of Revenue [Line Items]
Total revenue from fees, net	$ 76,800	$ 86,400	$ 58,800